Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000092034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000092034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000092034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000092034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000092034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000092034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092034 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092035 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000092035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000092035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000092035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092035 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000092035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000092035 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092035 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000092036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000092036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000092036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000092036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000092036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092036 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000092037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000092037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000092037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000092037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000092037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092037 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000092038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000092038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000092038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092038 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092039 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000092039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000092039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000092039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092039 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092039 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000092040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000092040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000092040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000092040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000092040 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000092041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000092041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000092041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000092041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000092041 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000092043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000092043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000092043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000092043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000092043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092043 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000092042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000092042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000092042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000092042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000092042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092042 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000092044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000092044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000092044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000092044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092044 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000092045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000092045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000092045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000092045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092045 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000092046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000092046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000092046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000092046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092046 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092048 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092048 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000092048 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092048 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000092048 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092048 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000092048 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092048 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000092048 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092048 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092048 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092048 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000092049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000092049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000092049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000092049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092049 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%